Cryptocurrencies - Schedule of Cryptocurrency Holdings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
USDT	¥ 30,079	$ 4,121	¥ 0
Non-current assets:
ETH	124,554		538
ETH-Coinbase Staked	16,688		107
Bitcoin	7,049
Others(Note a)	499
Cryptocurrency-non-current	¥ 148,790	$ 20,384	¥ 645